Deferred Tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	€ 1,827	€ 131
Deferred tax liabilities, temporary differences	4	1,559
Deferred tax assets	1,827	131
Deferred tax liabilities	4	1,559
Total net deferred tax liability / (asset)	(1,823)	1,428	€ 1,323
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(15)
Deferred tax liabilities, temporary differences		776
Total net deferred tax liability / (asset)	15	776	663
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	737	(7)
Deferred tax liabilities, temporary differences		1,816
Total net deferred tax liability / (asset)	(737)	1,823	2,156
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	1,515	(8)
Deferred tax liabilities, temporary differences		(1,410)
Total net deferred tax liability / (asset)	(1,515)	(1,402)	(1,533)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(2,350)	(133)
Deferred tax liabilities, temporary differences	1	1,573
Total net deferred tax liability / (asset)	2,351	1,706	1,433
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	199	3
Deferred tax liabilities, temporary differences		(151)
Total net deferred tax liability / (asset)	(199)	(154)	(206)
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	1,288	264
Deferred tax liabilities, temporary differences		(754)
Total net deferred tax liability / (asset)	(1,287)	(1,018)	(823)
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	454	11
Deferred tax liabilities, temporary differences	3	(291)
Total net deferred tax liability / (asset)	€ (450)	€ (303)	€ (366)